Intangible and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 1,687,120
Ending balance	1,667,753	S/ 1,687,120
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,975,032	2,698,486	S/ 1,908,144
Acquisition of Izipay			569,850
Additions	245,334	280,388	227,270
Disposals and write-offs	(42,840)	(3,842)	(6,778)
Ending balance	3,177,526	2,975,032	2,698,486
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,287,912)	(1,065,284)	(863,395)
Amortization of the year	(254,301)	(223,015)	(202,401)
Disposals and write-offs	32,440	387	512
Ending balance	(1,509,773)	(1,287,912)	(1,065,284)
Net book value	1,667,753	1,687,120	S/ 1,633,202
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,600,270
Additions	186,572
Transfers	105,652
Disposals and write-offs	(22,109)
Ending balance	1,870,385	1,600,270
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,126,123)
Amortization of the year	(216,370)
Disposals and write-offs	21,712
Ending balance	(1,320,781)	(1,126,123)
Net book value	549,604
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	187,016
Additions	54,519
Transfers	(72,544)
Ending balance	168,991	187,016
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	168,991
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	110,042
Ending balance	110,042	110,042
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19,257)
Amortization of the year	(11,004)
Ending balance	(30,261)	(19,257)
Net book value	79,781
Brand names [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	82,546
Ending balance	82,546	82,546
Brand names [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	82,546
Technology-based intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	97,016
Ending balance	97,016	97,016
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16,978)
Amortization of the year	(9,702)
Ending balance	(26,680)	(16,978)
Net book value	70,336
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	229,067
Additions	4,243
Transfers	(33,108)
Disposals and write-offs	(20,731)
Ending balance	179,471	229,067
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(125,554)
Amortization of the year	(17,225)
Disposals and write-offs	10,728
Ending balance	(132,051)	(125,554)
Net book value	47,420
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	669,075
Ending balance	669,075	S/ 669,075
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	S/ 669,075